SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease Liability
Balance - Beginning of period	$ 158,124	$ 136,073
Leases acquired in the Acquisition		87,203
Interest expense	26,964	18,290
Lease Payments	(128,995)	(83,442)
Additions	440,675
Lease removal	(7,645)
Balance - End of period	489,123	158,124
Current lease liabilities	110,481	93,239
Non-current lease liabilities	378,642	64,885
Lease liabilities	$ 489,123	$ 158,124